Equity (Reconciliation of the Number of Shares Outstanding) (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period		1,305	[1]	1,303
Issuance of shares		0		2
Balance as at End of Period	[1]	1,305		1,305
Number of Special State share of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period		1
Balance as at End of Period		1		1

[1]	For information regarding the amount of treasury shares, see Note 20.G.(1).